Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 26,641	$ 25,028
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	17,709,584	17,664,951
Treasury stock, common shares	2,755,384	1,766,919